IMPAIRMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IMPAIRMENT
Impairment loss (Note 24)	$ 787,000	$ 55,000
Property, plant and equipment	21,221,905	18,459,400	$ 7,675,595
Impairment loss	366,113	55,000
La India
IMPAIRMENT
Impairment loss (Note 24)		55,000
Impairment charge (net of tax)		52,700
Property, plant and equipment		$ 134,300
Pinos Altos mine
IMPAIRMENT
Impairment loss (Note 24)	112,000
Impairment charge (net of tax)	73,400
Property, plant and equipment	299,500
Macassa mine
IMPAIRMENT
Impairment loss (Note 24)	675,000
Impairment charge (net of tax)	594,000
Property, plant and equipment	1,595,300
Impairment loss	420,900
Impairment loss	254,100
Impairment charge (net of tax)	$ 173,200